Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000016392 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.10%	0.81%	2.31%
C000016393 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.85%	0.56%	2.06%
Bloomberg U.S. Aggregate Bond [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	0.33%	1.84%
11/15/2025 STRIPS Issue [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.47%	1.18%	2.73%
Bloomberg U.S. 1-5 Year Treasury [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.51%	1.24%	1.46%